DEFERRED REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DEFERRED REVENUE

	September 30, 2023	December 31, 2022

Deferred revenue - beginning	$17,506	$63,009
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	124,994	(45,503)
Deferred revenue - end	$142,500	$17,506

	December 31,	December 31,
	2022	2021

Deferred revenue - beginning of year	$63,009	$-
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	(45,503)	63,009
Deferred revenue - end of year	$17,506	$63,009